Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 08, 2021	Mar. 06, 2022
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate	8.00%
Due date	May 10, 2022
Lend amount		$ 2,000,000
Loan Contract [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual interest rate percentage		8.00%
Waichun Logistics Technology Limited [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual payment	$ 825,000